Accrued Expenses	12 Months Ended
Sep. 30, 2025
Accrued Expenses [Abstract]
ACCRUED EXPENSES

Note 10 — ACCRUED EXPENSES

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Accrued expenses	2,487,951	2,094,325	269,162
	2,487,951	2,094,325	269,162

The accrued expenses primarily consist of the employee costs, professional fees and audit fees that have been incurred by the Company during the reporting year but have not yet been paid as of September 30, 2024 and 2025.